Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Supply agreement expiration date	Jun. 01, 2017	Jun. 01, 2017
Supply agreement, description	The agreement requires Expera Specialty Solutions, LLC to pay us a variable charge for the paper purchased and a fixed charge for the availability of the paper machine.	The agreement requires Expera Specialty Solutions, LLC (formerly named Thilmany, LLC) to pay us a variable charge for the paper purchased and a fixed charge for the availability of the no. 5 paper machine.
Operating Leases, Rent Expense		$ 9.8	$ 9.2	$ 7.7
Latest Expiration
Commitments and Contingencies Disclosure [Line Items]
Operating leases, expiration year		2022